Cover	Nov. 03, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2025
Entity Registrant Name	NAUTILUS BIOTECHNOLOGY, INC.
City Area Code	206
Local Phone Number	333-2001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001808805
Amendment Flag	false
Trading Symbol	NAUT
Security Exchange Name	NASDAQ
Entity Address, Address Line One	2701 Eastlake Avenue East
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	98102
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Tax Identification Number	98-1541723
Entity File Number	001-39434